Income Taxes (Schedule of Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current income tax expense	$ 54,142	$ 31,873	$ 25,060
Deferred income tax (benefit) expense	5,499	(9,057)	7,419
Income tax expense	$ 59,641	$ 22,816	$ 32,479